Nuveen Floating Rate Income Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 161.7%   (99.7% of Total Investments)
X 685,207,844 VARIABLE RATE SENIOR LOAN INTERESTS - 132.9% (82.0% of Total Investments) (2)
X 685,207,844
Aerospace & Defense - 1.5% (0.9% of Total Investments)
$ 2,156 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
9.760% 3-Month LIBOR 6.750% 7/31/23 BB- $ 2,156,496
1,732 TransDigm, Inc., Term Loan E 5.924% 3-Month LIBOR 2.250% 5/30/25 Ba3 1,694,964
1,717 TransDigm, Inc., Term Loan F 5.924% 3-Month LIBOR 2.250% 12/09/25 Ba3 1,679,436
2,183 TransDigm, Inc., Term Loan G 5.924% 3-Month LIBOR 2.250% 8/22/24 Ba3 2,151,759
7,788 Total Aerospace & Defense 7,682,655
Airlines - 3.0% (1.8% of Total Investments)
2,802 AAdvantage Loyalty IP Ltd.,
Term Loan
8.993% 3-Month LIBOR 4.750% 4/20/28 Ba2 2,779,621
419 American Airlines, Inc., Term
Loan
5.412% 1-Month LIBOR 2.000% 12/14/23 Ba3 417,850
1,542 American Airlines, Inc., Term
Loan, First Lien
5.504% 1-Month LIBOR 1.750% 1/29/27 Ba3 1,438,395
4,260 Kestrel Bidco Inc., Term Loan
B
5.993% 1-Month LIBOR 3.000% 12/11/26 BB- 3,740,993
1,404 Mileage Plus Holdings LLC,
Term Loan B
8.777% 3-Month LIBOR 5.250% 6/20/27 Baa3 1,436,275
2,675 SkyMiles IP Ltd., Term Loan B 7.993% 3-Month LIBOR 3.750% 10/20/27 Baa1 2,703,435
2,955 United Airlines, Inc., Term
Loan B
8.108% 3-Month LIBOR 3.750% 4/21/28 Ba1 2,892,413
16,057 Total Airlines 15,408,982
Auto Components - 1.2% (0.7% of Total Investments)
815 Adient US LLC, Term Loan B 7.004% 1-Month LIBOR 3.250% 4/08/28 BB+ 790,290
2,958 Clarios Global LP, Term Loan
B
7.004% 1-Month LIBOR 3.250% 4/30/26 B1 2,883,118
876 DexKo Global Inc., Term
Loan B
7.476% 1 + 3 Month
LIBOR
3.750% 10/04/28 B1 798,359
1,796 Superior Industries
International, Inc., Term Loan
B, First Lien
7.754% 1-Month LIBOR 4.000% 5/23/24 Ba3 1,726,412
6,445 Total Auto Components 6,198,179
Beverages - 2.0% (1.2% of Total Investments)
1,533 Arterra Wines Canada, Inc.,
Term Loan
7.142% 3-Month LIBOR 3.500% 11/25/27 B1 1,404,720
1,168 City Brewing Company, LLC,
Term Loan
6.814% 1-Month LIBOR 3.500% 4/05/28 B- 806,058
2,244 Naked Juice LLC, Term Loan 6.903% SOFR90A 3.250% 1/20/29 Ba3 2,057,598
328 Naked Juice LLC, Term Loan,
Second Lien
9.653% 3-Month LIBOR 6.000% 1/20/30 B3 290,280
2,875 Sunshine Investments B.V.,
Term Loan
6.962% SOFR90A 4.250% 5/05/29 B+ 2,781,562
3,153 Triton Water Holdings, Inc,
Term Loan
7.174% 3-Month LIBOR 3.500% 3/31/28 B1 2,819,836
11,301 Total Beverages 10,160,054

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.7% (0.4% of Total Investments)
$ 3,511 Grifols Worldwide
Operations USA, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 3,376,209
Building Products - 1.9% (1.2% of Total Investments)
4,280 Chamberlain Group Inc, Term
Loan B
7.132% 1-Month LIBOR 3.500% 10/22/28 B 3,905,960
948 Cornerstone Building Brands,
Inc., Term Loan B
6.589% 1-Month LIBOR 3.250% 4/12/28 B 800,504
465 Griffon Corporation, Term
Loan B
6.268% SOFR30A +
Prime
2.500% 1/19/29 BB 455,467
3,186 Quikrete Holdings, Inc., Term
Loan, First Lien
6.379% 1-Month LIBOR 2.625% 1/31/27 Ba2 3,097,762
913 Standard Industries Inc., Term
Loan B
6.675% 6-Month LIBOR 2.500% 9/22/28 BBB- 896,181
445 Zurn Holdings, Inc., Term
Loan B
5.754% 1-Month LIBOR 2.000% 10/04/28 BB 442,346
10,237 Total Building Products 9,598,220
Capital Markets - 0.4% (0.3% of Total Investments)
2,481 Astra Acquisition Corp., Term
Loan, First Lien
9.004% 1-Month LIBOR 5.250% 10/22/28 BB- 2,170,399
Chemicals - 1.4% (0.9% of Total Investments)
798 ASP Unifrax Holdings Inc,
Term Loan B
7.424% 3-Month LIBOR 3.750% 12/12/25 BB 736,333
1,169 Diamond (BC) B.V., Term
Loan B
7.163% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 1,096,385
2,220 Discovery Purchaser
Corporation, Term Loan
7.967% SOFR90A 4.375% 8/03/29 B- 2,036,850
1,020 INEOS Styrolution US
Holding LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 1/29/26 BB+ 962,078
1,160 Ineos US Finance LLC, Term
Loan B
5.754% 1-Month LIBOR 2.000% 3/31/24 BBB- 1,152,359
249 Kraton Corporation, Term
Loan
6.718% SOFR90A 3.250% 3/15/29 BB 240,883
243 PMHC II, Inc., Term Loan B 8.494% SOFR90A 4.250% 2/03/29 B- 190,400
1,066 Trinseo Materials Operating
S.C.A., Term Loan, (DD1)
5.754% 1-Month LIBOR 2.000% 9/09/24 Ba2 999,296
7,925 Total Chemicals 7,414,584
Commercial Services & Supplies - 3.1% (1.9% of Total Investments)
1,716 Amentum Government
Services Holdings LLC, Term
Loan
7.382% SOFR90A 4.000% 2/07/29 B1 1,665,653
695 Anticimex International AB,
Term Loan B1
6.570% 3-Month LIBOR 3.500% 11/16/28 B 675,644
1,384 Covanta Holding
Corporation, Term Loan B
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 1,368,303
104 Covanta Holding
Corporation, Term Loan C
6.229% 1-Month LIBOR 2.500% 11/30/28 Ba1 103,010
1,058 Garda World Security
Corporation, Term Loan B
7.240% 3-Month LIBOR 4.250% 10/30/26 BB+ 1,010,795
2,350 GFL Environmental Inc., Term
Loan
7.415% 3-Month LIBOR 3.000% 5/30/25 N/R 2,341,415
990 Herman Miller, Inc, Term
Loan B
5.750% 1-Month LIBOR 2.000% 7/19/28 BB+ 941,035
3,990 Intrado Corporation, Term
Loan, (DD1)
8.415% 3-Month LIBOR 4.000% 10/10/24 B2 3,527,862

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 841 Prime Security Services
Borrower, LLC, Term Loan
5.303% 6-Month LIBOR 2.750% 9/23/26 BB- $ 831,001
565 Vertical US Newco Inc, Term
Loan B
6.871% 6-Month LIBOR 3.500% 7/31/27 B+ 537,632
2,132 West Corporation, Term Loan
B1, (DD1)
7.915% 3-Month LIBOR 3.500% 10/10/24 B2 1,869,744
1,217 WIN Waste Innovations
Holdings, Inc., Term Loan B
6.424% 3-Month LIBOR 2.750% 3/25/28 B+ 1,203,399
17,042 Total Commercial Services & Supplies 16,075,493
Communications Equipment - 2.7% (1.6% of Total Investments)
2,197 CommScope, Inc., Term
Loan B
7.004% 1-Month LIBOR 3.250% 4/04/26 B1 2,100,349
2,466 Delta TopCo, Inc., Term Loan
B
6.832% 3-Month LIBOR 3.750% 12/01/27 B2 2,258,554
760 EOS Finco Sarl, Term Loan 9.612% CME Term
SOFR 3 Month
6.000% 8/03/29 B2 728,650
4,883 Maxar Technologies Ltd.,
Term Loan B
8.079% SOFR30A 4.350% 6/09/29 B+ 4,690,919
4,263 MLN US HoldCo LLC, Term
Loan, First Lien, (DD1)
8.252% 3-Month LIBOR 4.500% 11/30/25 B3 2,231,280
2,473 Riverbed Technology, Inc.,
Exit Term Loan, (cash 7.000%,
PIK 2.000%)
9.200% 1-Month LIBOR 6.000% 12/07/26 Caa1 967,620
748 ViaSat, Inc., Term Loan 8.343% CME Term
SOFR 1 Month
4.500% 3/04/29 BB+ 714,931
17,790 Total Communications Equipment 13,692,303
Construction & Engineering - 0.7% (0.4% of Total Investments)
269 Aegion Corporation, Term
Loan
8.504% 1-Month LIBOR 4.750% 5/17/28 B 248,658
1,321 Centuri Group, Inc, Term
Loan B
5.570% Prime +
3-Month LIBOR
2.500% 8/27/28 Ba2 1,296,061
1,439 Osmose Utilities Services,
Inc., Term Loan
6.882% 1-Month LIBOR 3.250% 6/22/28 B 1,336,900
540 Pike Corporation, Term Loan
B
6.760% 1-Month LIBOR 3.000% 1/21/28 Ba3 530,501
3,569 Total Construction & Engineering 3,412,120
Consumer Finance - 0.8% (0.5% of Total Investments)
4,006 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/30/28 BB+ 3,940,501
Containers & Packaging - 2.0% (1.2% of Total Investments)
2,641 Berry Global, Inc., Term Loan
Z
5.050% 3-Month LIBOR 1.750% 7/01/26 BBB- 2,606,641
1,547 Charter NEX US, Inc., Term
Loan
7.504% 1-Month LIBOR 3.750% 12/01/27 B 1,503,127
998 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.004% SOFR30A 4.175% 3/30/29 B 962,433
130 Klockner-Pentaplast of
America, Inc., Term Loan B
8.259% 6-Month LIBOR 4.750% 2/09/26 B 110,042
1,435 Reynolds Group Holdings
Inc. , Term Loan B
7.254% 1-Month LIBOR 3.500% 9/24/28 B+ 1,396,540
760 Reynolds Group Holdings
Inc. , Term Loan B2
7.004% 1-Month LIBOR 3.250% 2/05/26 B+ 740,745
3,178 TricorBraun Holdings, Inc.,
Term Loan
7.004% 1-Month LIBOR 3.250% 3/03/28 B2 3,017,609
10,689 Total Containers & Packaging 10,337,137

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Consumer Services - 0.4% (0.3% of Total Investments)
$ 830 GT Polaris, Inc., Term Loan 8.165% 3-Month LIBOR 3.750% 9/24/27 BB- $ 762,442
1,474 Spin Holdco Inc., Term Loan 7.144% 3-Month LIBOR 4.000% 3/04/28 B- 1,302,736
2,304 Total Diversified Consumer Services 2,065,178
Diversified Financial Services - 1.6% (1.0% of Total Investments)
311 Avaya, Inc., Term Loan B2 7.412% 1-Month LIBOR 4.000% 12/15/27 Caa2 151,304
2,279 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
5.239% 1-Month LIBOR 1.750% 1/15/25 Baa2 2,238,676
4,295 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
4.989% 1-Month LIBOR 1.500% 2/12/27 Baa2 4,198,456
2,103 Ditech Holding Corporation,
Term Loan(5)
0.000% N/A 0.000% 12/19/22 N/R 262,863
1,197 Trans Union, LLC, Term Loan
B6
6.004% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,180,516
10,185 Total Diversified Financial Services 8,031,815
Diversified Telecommunication Services - 3.9% (2.4% of Total Investments)
1,755 Altice France S.A., Term Loan
B12
7.767% 3-Month LIBOR 3.688% 1/31/26 B 1,587,755
5,821 Altice France S.A., Term Loan
B13
6.905% 3-Month LIBOR 4.000% 8/14/26 B 5,352,683
6,483 CenturyLink, Inc., Term Loan
B
6.004% 1-Month LIBOR 2.250% 3/15/27 BB+ 6,051,784
1,102 Cincinnati Bell, Inc., Term
Loan B2
7.079% SOFR30A 3.250% 11/23/28 B+ 1,081,019
1,520 Connect Finco Sarl, Term
Loan B
7.260% 1-Month LIBOR 3.500% 12/12/26 B+ 1,472,734
1,072 Cyxtera DC Holdings, Inc.,
Term Loan B, (DD1)
7.360% 3-Month LIBOR 3.000% 5/01/24 B 922,909
3,956 Frontier Communications
Corp., Term Loan B
7.438% 3-Month LIBOR 3.750% 10/08/27 BB+ 3,754,968
21,709 Total Diversified Telecommunication Services 20,223,852
Electric Utilities - 0.5% (0.3% of Total Investments)
1,153 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- 1,144,330
– Pacific Gas & Electric
Company, Term Loan
6.813% ICE Libor USD
1 Month
300.000% 6/23/25 BB 0
1,665 Talen Energy Supply, LLC,
Term Loan B, (WI/DD)(5)
TBD TBD TBD TBD N/R 1,684,780
2,818 Total Electric Utilities 2,829,110
Electrical Equipment - 0.1% (0.1% of Total Investments)
459 Vertiv Group Corporation,
Term Loan B
5.878% 1 + 6 Month
LIBOR
2.750% 3/02/27 BB- 443,270
Electronic Equipment, Instruments & Components - 1.2% (0.8% of Total Investments)
1,875 II-VI Incorporated, Term Loan
B
5.878% 1-Month LIBOR 2.750% 7/01/29 BBB- 1,830,469
2,765 Ingram Micro Inc., Term Loan
B
7.174% 3-Month LIBOR 3.500% 7/02/28 BB+ 2,680,322
1,863 TTM Technologies, Inc., Term
Loan
5.628% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,847,863
6,503 Total Electronic Equipment, Instruments & Components 6,358,654

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment - 1.7% (1.1% of Total Investments)
$ 2,220 AMC Entertainment
Holdings, Inc. , Term Loan B
6.314% 1-Month LIBOR 3.000% 4/22/26 B- $ 1,583,703
5,092 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 2/28/25 D 1,662,177
675 Crown Finance US, Inc., Term
Loan(5)
0.000% 12-Month
LIBOR
0.000% 9/20/26 D 208,903
430 Crown Finance US, Inc., Term
Loan B1
13.178% 6-Month LIBOR 8.250% 5/23/24 D 461,195
582 Diamond Sports Group, LLC,
Term Loan
11.208% SOFR30A 8.100% 5/19/26 B 562,168
1,391 Diamond Sports Group, LLC,
Term Loan, Second Lien
6.458% SOFR30A 3.350% 8/24/26 CCC+ 278,148
651 Lions Gate Capital Holdings
LLC, Term Loan B
6.004% 1-Month LIBOR 2.250% 3/24/25 Ba2 639,066
1,144 Springer Nature Deutschland
GmbH, Term Loan B18
6.674% 1-Month LIBOR 3.000% 8/14/26 BB+ 1,128,944
891 Univision Communications
Inc., Term Loan C5
6.504% 1-Month LIBOR 2.750% 3/15/24 B+ 888,183
1,560 Virgin Media Bristol LLC,
Term Loan Q
6.662% 1-Month LIBOR 3.250% 1/31/29 BB+ 1,539,962
14,636 Total Entertainment 8,952,449
Food & Staples Retailing - 0.4% (0.3% of Total Investments)
762 US Foods, Inc., 5.754% 1-Month LIBOR 2.000% 9/13/26 BB 749,902
1,349 US Foods, Inc., Term Loan B 6.504% 1-Month LIBOR 2.750% 11/22/28 BB 1,330,522
2,111 Total Food & Staples Retailing 2,080,424
Food Products - 0.9% (0.6% of Total Investments)
1,159 CHG PPC Parent LLC, Term
Loan
6.632% 1-Month LIBOR 3.000% 12/08/28 B1 1,124,400
1,139 Froneri International Ltd.,
Term Loan
6.004% 1-Month LIBOR 2.250% 1/31/27 B+ 1,101,722
391 H Food Holdings LLC, Term
Loan B
7.441% 1-Month LIBOR 3.688% 5/31/25 B2 330,998
59 H Food Holdings LLC, Term
Loan B3
8.754% 1-Month LIBOR 5.000% 5/31/25 B2 50,283
1,135 Sycamore Buyer LLC, Term
Loan B
6.090% 1-Month LIBOR 2.250% 7/22/29 BB+ 1,117,266
1,084 UTZ Quality Foods, LLC, Term
Loan B
6.843% CME Term
SOFR 1 Month
3.000% 1/20/28 B1 1,067,227
4,967 Total Food Products 4,791,896
Health Care Equipment & Supplies - 4.8% (2.9% of Total Investments)
7,411 Bausch & Lomb, Inc., Term
Loan
6.989% SOFR90A 3.250% 5/05/27 BB- 6,961,181
2,624 Carestream Health, Inc., Term
Loan
11.153% CME Term
SOFR 3 Month
+  SOFR90A
7.500% 9/30/27 B- 2,249,886
616 Embecta Corp, Term Loan B 6.553% SOFR90A 3.000% 1/27/29 Ba3 602,406
1,060 ICU Medical, Inc., Term Loan
B
5.975% SOFR30A +
SOFR90A +
CME Term
SOFR 2 Month
2.250% 12/14/28 BBB- 1,038,815
741 Insulet Corporation, Term
Loan B
7.004% 1-Month LIBOR 3.250% 5/04/28 Ba3 726,509
11,031 Medline Borrower, LP, Term
Loan B
7.004% 1-Month LIBOR 3.250% 10/21/28 BB- 10,162,829
2,397 Viant Medical Holdings, Inc.,
Term Loan, First Lien
7.504% 1-Month LIBOR 3.750% 7/02/25 B3 2,131,785

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies (continued)
$ 897 Vyaire Medical, Inc., Term
Loan B
8.505% 3-Month LIBOR 4.750% 4/16/25 Caa1 $ 656,630
26,777 Total Health Care Equipment & Supplies 24,530,041
Health Care Providers & Services - 10.7% (6.6% of Total Investments)
264 ADMI Corp., Term Loan B2 7.129% 1-Month LIBOR 3.375% 12/23/27 B 236,394
2,970 AHP Health Partners, Inc.,
Term Loan B
7.254% 1-Month LIBOR 3.500% 8/23/28 B1 2,834,494
1,148 DaVita, Inc. , Term Loan B 5.504% 1-Month LIBOR 1.750% 8/12/26 BBB- 1,112,571
163 Element Materials
Technology Group US
Holdings Inc, Term Loan, (WI/
DD)(6)
TBD TBD TBD TBD B1 158,057
352 Element Materials
Technology Group US
Holdings Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B1 342,458
1,991 Gainwell Acquisition Corp.,
Term Loan B
7.674% 3-Month LIBOR 4.000% 10/01/27 BB- 1,898,121
396 Global Medical Response,
Inc., Term Loan
8.004% 1-Month LIBOR 4.250% 3/14/25 B 308,544
3,774 Global Medical Response,
Inc., Term Loan B
7.378% 1-Month LIBOR 4.250% 10/02/25 B 2,943,075
5,612 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 5,563,745
429 MED ParentCo LP, Term Loan,
First Lien
8.004% 1-Month LIBOR 4.250% 8/31/26 B2 341,009
1,637 National Mentor Holdings,
Inc., Term Loan
7.467% 1 + 3 Month
LIBOR
3.750% 3/02/28 B- 1,174,884
25 National Mentor Holdings,
Inc., Term Loan C
7.430% 3-Month LIBOR 3.750% 3/02/28 B- 17,633
1,945 Onex TSG Intermediate
Corp., Term Loan B
9.165% 3-Month LIBOR 4.750% 2/26/28 B 1,739,486
9,311 Parexel International
Corporation, Term Loan, First
Lien
7.004% 1-Month LIBOR 3.250% 11/15/28 B1 8,988,856
2,259 Phoenix Guarantor Inc, Term
Loan B
7.004% 1-Month LIBOR 3.250% 3/05/26 B1 2,173,036
1,970 Phoenix Guarantor Inc, Term
Loan B3
7.254% 1-Month LIBOR 3.500% 3/05/26 B1 1,897,199
234 Quorum Health Corporation,
Term Loan(5)
12.034% 3-Month LIBOR 8.250% 4/29/25 Caa1 160,392
7,876 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
8.165% 3-Month LIBOR 3.750% 11/16/25 B1 6,990,034
4,343 Select Medical Corporation,
Term Loan B
6.260% 1-Month LIBOR 2.500% 3/06/25 Ba2 4,234,727
8,151 Surgery Center Holdings,
Inc., Term Loan
7.070% 1-Month LIBOR 3.750% 8/31/26 B1 7,801,402
1,130 Team Health Holdings, Inc.,
Term Loan B
8.979% SOFR30A 5.250% 2/02/27 B 946,391
887 Team Health Holdings, Inc.,
Term Loan, First Lien
6.504% 1-Month LIBOR 2.750% 2/06/24 B 814,372
2,616 US Radiology Specialists, Inc.,
Term Loan
8.924% 3-Month LIBOR 5.250% 12/15/27 B- 2,354,169
59,483 Total Health Care Providers & Services 55,031,049

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 0.3% (0.2% of Total Investments)
$ 266 Athenahealth, Inc., Term
Loan(6)
3.500% SOFR30A 3.500% 1/27/29 B+ $ 243,670
1,565 Athenahealth, Inc., Term
Loan B
6.967% SOFR30A 3.500% 1/27/29 B+ 1,434,055
1,831 Total Health Care Technology 1,677,725
Hotels - 0.9% (0.6% of Total Investments)
525 Crown Finance US Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD N/R 526,504
1,035 Entain Holdings Gibraltar Ltd,
Term Loan, (WI/DD)
TBD TBD TBD TBD Ba1 1,020,448
1,077 Penn National Gaming, Inc.,
Term Loan B
6.579% SOFR30A 2.750% 4/20/29 BB 1,063,435
2,000 Stars Group Holdings B.V.
(The), Term Loan B
6.781% CME Term
SOFR 3 Month
3.250% 7/04/28 BBB- 1,977,500
4,637 Total Hotels 4,587,887
Hotels, Restaurants & Leisure - 21.1% (13.0% of Total Investments)
296 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
17.328% 3-Month LIBOR 12.000% 9/29/26 Caa3 294,026
618 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
8.642% 3-Month LIBOR 5.000% 12/29/25 CCC- 66,387
2,008 Alterra Mountain Company,
Term Loan
7.254% 1-Month LIBOR 3.500% 8/17/28 B+ 1,967,037
86 Alterra Mountain Company,
Term Loan B1, (DD1)
6.504% 1-Month LIBOR 2.750% 7/31/24 B+ 85,909
931 Aramark Services, Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 3/11/25 BB+ 908,428
21,257 B.C. Unlimited Liability
Company, Term Loan B4
5.504% 1-Month LIBOR 1.750% 11/19/26 BB+ 20,715,329
8,270 Caesars Resort Collection,
LLC, Term Loan B, First Lien
6.504% 1-Month LIBOR 2.750% 12/22/24 B+ 8,191,295
841 Caesars Resort Collection,
LLC, Term Loan B1
7.254% 1-Month LIBOR 3.500% 7/20/25 B+ 834,603
1,394 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 BB- 1,281,798
2,697 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 2,538,170
2,835 Churchill Downs
Incorporated, Term Loan B1
5.760% 1-Month LIBOR 2.000% 3/17/28 BBB- 2,754,787
6,030 ClubCorp Holdings, Inc.,
Term Loan B
6.424% 3-Month LIBOR 2.750% 9/18/24 B2 5,447,756
1,274 Crown Finance US, Inc., Term
Loan(6)
0.000% 12-Month
LIBOR
0.000% 5/31/23 CCC+ 390,691
800 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)(5)
7.625% 3-Month LIBOR 7.000% 5/23/24 D 951,776
10,740 Delta 2 (LUX) S.a.r.l., Term
Loan
6.254% 1-Month LIBOR 2.500% 2/01/24 BB- 10,742,525
4,589 Equinox Holdings, Inc., Term
Loan, First Lien
6.674% 3-Month LIBOR 3.000% 3/08/24 CCC 3,387,180
9,186 Fertitta Entertainment, LLC,
Term Loan B
7.729% SOFR30A 4.000% 1/27/29 B 8,641,446
928 Four Seasons Hotels Limited,
Term Loan, First Lien
5.754% 1-Month LIBOR 2.000% 11/30/23 BB+ 927,902
2,722 Hilton Grand Vacations
Borrower LLC, Term Loan B
6.754% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,684,725
7,038 Hilton Worldwide Finance,
LLC, Term Loan B2
5.336% 1-Month LIBOR 1.750% 6/21/26 BBB- 6,924,113

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 1,577 Life Time Fitness Inc , Term
Loan B
7.820% 3-Month LIBOR 4.750% 12/15/24 B $ 1,559,062
1,459 NASCAR Holdings, Inc, Term
Loan B
6.254% 1-Month LIBOR 2.500% 10/18/26 BBB- 1,456,531
1,170 PCI Gaming Authority, Term
Loan
6.254% 1-Month LIBOR 2.500% 5/31/26 BBB- 1,158,420
1,021 Scientific Games Holdings LP,
Term Loan B
7.097% SOFR90A 3.500% 2/04/29 BB- 963,829
4,279 Scientific Games
International, Inc., Term Loan
6.402% SOFR30A 3.000% 4/07/29 BB 4,232,032
2,846 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
6.813% 1-Month LIBOR 3.000% 8/25/28 BB 2,783,092
7,979 Stars Group Holdings B.V.
(The), Term Loan
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 7,849,539
2,875 Station Casinos LLC, Term
Loan B
6.010% 1-Month LIBOR 2.250% 2/08/27 BB- 2,821,352
2,233 Twin River Worldwide
Holdings, Inc., Term Loan B
6.550% 3-Month LIBOR 3.250% 10/01/28 BB+ 2,081,139
2,677 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
6.510% 1-Month LIBOR 2.750% 5/16/25 B 2,617,487
1,430 Wyndham Hotels & Resorts,
Inc., Term Loan B
5.504% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,424,638
114,086 Total Hotels, Restaurants & Leisure 108,683,004
Household Durables - 0.9% (0.6% of Total Investments)
139 AI Aqua Merger Sub Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD B3 129,571
611 AI Aqua Merger Sub Inc,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B3 570,115
2,494 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
6.858% SOFR30A 3.750% 7/30/28 B3 2,325,945
1,904 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 CCC+ 955,235
98 Serta Simmons Bedding, LLC,
Term Loan(5)
10.793% 1-Month LIBOR 7.500% 8/10/23 B- 95,506
912 Weber-Stephen Products
LLC, Term Loan B
7.004% 1-Month LIBOR 3.250% 10/30/27 CCC+ 761,743
6,158 Total Household Durables 4,838,115
Household Products - 0.8% (0.5% of Total Investments)
1,768 Energizer Holdings, Inc.,
Term Loan
5.875% 1-Month LIBOR 2.250% 12/22/27 Ba1 1,715,445
1,650 Reynolds Consumer Products
LLC, Term Loan
5.504% 1-Month LIBOR 1.750% 2/04/27 BBB- 1,621,039
844 Spectrum Brands, Inc., Term
Loan
5.760% 1-Month LIBOR 2.000% 3/03/28 BBB- 809,207
4,262 Total Household Products 4,145,691

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Independent Power And Renewable Electricity Prod - 0.2% (0.2% of Total Investments)
$ 1,248 Vistra Operations Company
LLC, Term Loan B3, First Lien
5.333% 1-Month LIBOR 1.750% 12/31/25 BBB- $ 1,240,040
Insurance - 4.8% (2.9% of Total Investments)
4,902 Acrisure, LLC, Term Loan B 7.254% 1-Month LIBOR 3.500% 2/15/27 B 4,565,296
4,002 Alliant Holdings
Intermediate, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 5/10/25 B 3,892,960
743 Alliant Holdings
Intermediate, LLC, Term Loan
B4
6.980% 1-Month LIBOR 3.500% 11/06/27 B 718,101
2,712 Asurion LLC, Term Loan B4,
Second Lien
9.004% 1-Month LIBOR 5.250% 1/15/29 B 1,902,916
812 Asurion LLC, Term Loan B7 6.754% 1-Month LIBOR 3.000% 11/03/24 Ba3 767,807
5,620 Asurion LLC, Term Loan B8 7.004% 1-Month LIBOR 3.250% 12/23/26 Ba3 5,008,100
1,665 Asurion LLC, Term Loan B9 7.004% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,472,269
990 Broadstreet Partners, Inc.,
Term Loan B2
7.004% 1-Month LIBOR 3.250% 1/27/27 B1 951,642
1,435 Hub International Limited,
Term Loan B
7.380% 3-Month LIBOR 3.250% 4/25/25 B 1,411,500
3,225 Hub International Limited,
Term Loan B
6.995% 3-Month LIBOR 3.000% 4/25/25 B 3,167,933
686 Ryan Specialty Group, LLC,
Term Loan
6.829% SOFR30A 3.000% 9/01/27 BB- 678,495
26,792 Total Insurance 24,537,019
Interactive Media & Services - 0.8% (0.5% of Total Investments)
6,381 Rackspace Technology
Global, Inc., Term Loan B,
(DD1)
5.617% 3-Month LIBOR 2.750% 2/09/28 B1 4,075,995
6,381 Total Interactive Media & Services 4,075,995
Internet & Direct Marketing Retail - 0.6% (0.4% of Total Investments)
2,462 CNT Holdings I Corp, Term
Loan
7.239% SOFR90A 3.500% 11/08/27 B 2,403,400
138 Medical Solutions Holdings,
Inc., Term Loan
7.874% 3-Month LIBOR 3.500% 11/01/28 B1 133,429
858 Medical Solutions Holdings,
Inc., Term Loan, First Lien
7.174% 3-Month LIBOR 3.500% 11/01/28 B1 829,337
3,458 Total Internet & Direct Marketing Retail 3,366,166
IT Services - 3.6% (2.2% of Total Investments)
1,952 Ahead DB Holdings, LLC,
Term Loan B
7.430% 3-Month LIBOR 3.750% 10/16/27 B+ 1,909,064
310 iQor US Inc., Exit Term Loan 11.254% 1-Month LIBOR 7.500% 9/15/27 B1 309,312
1,451 Peraton Corp., Term Loan B 7.504% 1-Month LIBOR 3.750% 2/01/28 BB- 1,399,895
1,649 Perforce Software, Inc., Term
Loan B
7.504% 1-Month LIBOR 3.750% 7/01/26 B2 1,529,556
2,162 Sabre GLBL Inc., Term Loan B 5.754% 1-Month LIBOR 2.000% 2/22/24 Ba3 2,125,183
4,688 Syniverse Holdings, Inc., Term
Loan
10.553% SOFR90A 7.000% 5/10/29 B- 4,033,594
2,087 Tempo Acquisition LLC, Term
Loan B
6.729% CME Term
SOFR 1 Month
3.000% 8/31/28 BB- 2,062,957
3,776 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
6.212% 3-Month LIBOR 7.250% 2/28/25 B- 3,745,871
1,441 WEX Inc., Term Loan 6.004% 1-Month LIBOR 2.250% 4/01/28 Ba2 1,415,435
19,516 Total IT Services 18,530,867

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Leisure Products - 0.3% (0.2% of Total Investments)
$ 671 Hayward Industries, Inc.,
Term Loan
6.254% 1-Month LIBOR 2.500% 5/28/28 BB $ 632,419
960 SRAM, LLC , Term Loan B 6.162% 1 + 3 Month
LIBOR
2.750% 5/18/28 BB- 934,018
1,631 Total Leisure Products 1,566,437
Life Sciences Tools & Services - 0.5% (0.3% of Total Investments)
689 Avantor Funding, Inc., Term
Loan B5
6.004% 1-Month LIBOR 2.250% 11/06/27 BB+ 676,747
642 Curia Global, Inc., Term Loan 8.124% 3-Month LIBOR 3.750% 8/30/26 B2 590,339
1,398 ICON Luxembourg S.A.R.L.,
Term Loan
5.938% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,386,236
2,729 Total Life Sciences Tools & Services 2,653,322
Machinery - 2.1% (1.3% of Total Investments)
3,798 Ali Group North America
Corporation, Term Loan B
5.843% 1-Month LIBOR 2.000% 10/13/28 Baa3 3,737,736
1,458 Alliance Laundry Systems
LLC, Term Loan B
7.409% 3-Month LIBOR 3.500% 10/08/27 B 1,410,304
1,994 Gardner Denver, Inc., Term
Loan B2
5.579% CME Term
SOFR 1 Month
1.750% 2/28/27 BB+ 1,956,031
2,076 Gates Global LLC, Term Loan
B3
6.254% 1-Month LIBOR 2.500% 3/31/27 Ba3 2,021,237
1,099 Grinding Media Inc., Term
Loan B
7.516% 3-Month LIBOR 4.000% 10/12/28 B 947,801
987 Madison IAQ LLC, Term Loan 6.815% 3-Month LIBOR 3.250% 6/21/28 B 895,880
11,412 Total Machinery 10,968,989
Media - 12.2% (7.5% of Total Investments)
2,329 ABG Intermediate Holdings 2
LLC, Term Loan B1
7.329% SOFR30A 3.500% 12/21/28 B1 2,242,786
400 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
9.829% SOFR30A 6.000% 12/20/29 CCC+ 372,500
578 Altice Financing SA, Term
Loan, First Lien
6.829% 3-Month LIBOR 2.750% 1/31/26 B 544,296
1,481 Cable One, Inc., Term Loan
B4
5.754% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,467,371
3,643 Cengage Learning, Inc., Term
Loan B
7.814% 3-Month LIBOR 4.750% 7/14/26 B 3,234,852
2,798 Charter Communications
Operating, LLC, Term Loan
B2
5.510% 1-Month LIBOR 1.750% 2/01/27 BBB- 2,753,974
664 Checkout Holding Corp., First
Out Term Loan
11.254% 1-Month LIBOR 7.500% 2/15/23 N/R 550,547
1,296 Checkout Holding Corp., Last
Out Term Loan, (cash 3.750%,
PIK 9.500%)
7.127% 1-Month LIBOR 1.000% 8/15/23 N/R 389,128
12,097 Clear Channel Outdoor
Holdings, Inc., Term Loan B,
(DD1)
7.584% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 11,112,979
6,749 CSC Holdings, LLC, Term
Loan
5.662% 1-Month LIBOR 2.250% 1/15/26 BB- 6,554,495
3,372 CSC Holdings, LLC, Term
Loan B1
5.662% 1-Month LIBOR 2.250% 7/17/25 BB- 3,273,736
1,097 CSC Holdings, LLC, Term
Loan B5
5.912% 1-Month LIBOR 2.500% 4/15/27 BB- 1,044,075
502 Cumulus Media New
Holdings Inc., Term Loan B
7.504% 1-Month LIBOR 3.750% 3/31/26 B 477,250
6,600 DirecTV Financing, LLC, Term
Loan
8.754% 1-Month LIBOR 5.000% 8/02/27 BBB- 6,306,520

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 2,674 Dotdash Meredith Inc, Term
Loan B
7.120% 1-Month LIBOR 4.000% 12/01/28 BB- $ 2,392,927
965 E.W. Scripps Company (The),
Term Loan B2
6.316% 1-Month LIBOR 2.563% 5/01/26 BB 947,401
850 Gray Television, Inc., Term
Loan C
5.628% 1-Month LIBOR 2.500% 1/02/26 BB+ 837,548
6,122 iHeartCommunications, Inc.,
Term Loan
6.754% 1-Month LIBOR 3.000% 5/01/26 BB- 5,797,164
22 LCPR Loan Financing LLC,
Term Loan B
7.162% 1-Month LIBOR 3.750% 10/15/28 BB+ 21,646
2,376 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
8.068% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 2,207,898
719 Mission Broadcasting, Inc.,
Term Loan B
5.628% 1-Month LIBOR 2.500% 6/03/28 BBB- 709,313
841 Nexstar Broadcasting, Inc.,
Term Loan B4
6.254% 1-Month LIBOR 2.500% 9/18/26 BBB- 834,756
460 Outfront Media Capital LLC,
Term Loan B
5.504% 1-Month LIBOR 1.750% 11/18/26 Ba1 440,402
407 Radiate Holdco, LLC, Term
Loan B
7.004% 1-Month LIBOR 3.250% 9/25/26 B1 373,722
226 Red Ventures, LLC, Term Loan
B2
6.254% 1-Month LIBOR 2.500% 11/08/24 BB+ 222,712
1,213 Sinclair Television Group Inc.,
Term Loan B2B
6.260% 1-Month LIBOR 2.500% 9/30/26 Ba2 1,148,541
510 Virgin Media Bristol LLC,
Term Loan N
5.912% 1-Month LIBOR 2.500% 1/31/28 BB+ 500,759
1,419 WideOpenWest Finance LLC,
Term Loan B
6.490% SOFR90A 3.000% 12/20/28 BB 1,397,858
4,939 Ziggo Financing Partnership,
Term Loan I
5.912% 1-Month LIBOR 2.500% 4/30/28 BB 4,821,524
67,349 Total Media 62,978,680
Multiline Retail - 0.2% (0.1% of Total Investments)
459 Belk, Inc., Term Loan 10.480% 3-Month LIBOR 7.500% 7/31/25 B- 406,495
2,186 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 4.000% 7/31/25 CCC- 406,443
2,645 Total Multiline Retail 812,938
Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
852 BCP Renaissance Parent LLC,
Term Loan B3
7.053% SOFR90A 3.500% 10/31/26 B+ 835,335
2,276 Buckeye Partners, L.P., Term
Loan B
5.365% 1-Month LIBOR 2.250% 11/01/26 BBB- 2,253,323
483 EG America LLC, Term Loan 7.674% 3-Month LIBOR 4.000% 2/05/25 B- 439,494
2,778 Freeport LNG Investments,
LLLP, Term Loan A
5.802% 3-Month LIBOR 3.000% 11/16/26 N/R 2,609,173
3,675 Gulf Finance, LLC, Term Loan 10.225% 1-Month LIBOR 6.750% 8/25/26 B 2,981,827
460 M6 ETX Holdings II Midco
LLC, Term Loan B
8.067% CME Term
SOFR 1 Month
4.500% 8/11/29 B+ 457,797
3,258 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
11.754% 1-Month LIBOR 8.000% 8/27/26 B 3,247,335
1,821 TransMontaigne Operating
Company L.P., Term Loan B
7.031% 1-Month LIBOR 3.500% 11/05/28 BB 1,763,941
1,462 Traverse Midstream Partners
LLC, Term Loan
7.977% SOFR30A 4.250% 9/27/24 B+ 1,449,024
17,065 Total Oil, Gas & Consumable Fuels 16,037,249

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Personal Products - 0.5% (0.3% of Total Investments)
$ 717 Conair Holdings, LLC, Term
Loan B
7.424% 3-Month LIBOR 3.750% 5/17/28 B- $ 608,831
144 Coty Inc., Term Loan B 5.448% 1-Month LIBOR 2.250% 4/05/25 BB- 141,085
1 Kronos Acquisition Holdings
Inc., Term Loan B
6.820% 3-Month LIBOR 3.750% 12/22/26 B2 864
5,084 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(5)
5.576% 6-Month LIBOR 3.500% 9/07/23 N/R 1,620,381
5,946 Total Personal Products 2,371,161
Pharmaceuticals - 3.9% (2.4% of Total Investments)
1,929 Amneal Pharmaceuticals LLC,
Term Loan B
7.250% 1 + 3 Month
LIBOR
3.500% 5/04/25 B 1,654,921
1,693 Bausch Health Companies
Inc., Term Loan B
8.624% CME Term
SOFR 1 Month
5.250% 1/27/27 B 1,272,299
756 Catalent Pharma Solutions
Inc., Term Loan B3
5.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 748,535
1,125 Elanco Animal Health
Incorporated, Term Loan B
4.878% 1-Month LIBOR 1.750% 8/01/27 BBB- 1,086,235
7,428 Jazz Financing Lux S.a.r.l.,
Term Loan
7.254% 1-Month LIBOR 3.500% 5/05/28 BB+ 7,352,258
3,348 Mallinckrodt International
Finance S.A., Term Loan,
(DD1)
8.733% 3-Month LIBOR 5.250% 9/30/27 B3 2,740,695
– Mallinckrodt International
Finance S.A., Term Loan B
8.983% ICE Libor USD
3 Month
300.000% 2/24/25 B 0
1,850 Mallinckrodt International
Finance SA, Term Loan, (WI/
DD)
TBD TBD TBD TBD B3 1,508,594
2,792 Organon & Co, Term Loan 6.188% 3-Month LIBOR 3.000% 6/02/28 BB 2,731,707
975 Perrigo Investments, LLC,
Term Loan B
6.329% SOFR30A 2.500% 4/05/29 Baa3 963,594
21,896 Total Pharmaceuticals 20,058,838
Professional Services - 2.0% (1.2% of Total Investments)
757 CHG Healthcare Services Inc.,
Term Loan
7.624% 3-Month LIBOR 3.250% 9/30/28 B1 736,523
1,094 Creative Artists Agency, LLC ,
Term Loan B
7.504% 1-Month LIBOR 3.750% 11/26/26 B 1,085,518
2,932 Dun & Bradstreet
Corporation (The), Term Loan
6.846% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,892,132
1,444 EAB Global, Inc., Term Loan 7.254% 1-Month LIBOR 3.500% 8/16/28 B2 1,380,909
661 Physician Partners LLC, Term
Loan
7.829% SOFR30A 4.000% 2/01/29 B 626,445
440 R1 RCM, Inc., Term Loan B 6.729% SOFR30A 3.000% 5/12/29 BBB- 437,800
2,972 Verscend Holding Corp.,
Term Loan B
7.754% 1-Month LIBOR 4.000% 8/27/25 BB- 2,940,189
10,300 Total Professional Services 10,099,516
Real Estate Management & Development - 0.2% (0.1% of Total Investments)
1,247 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
6.504% 1-Month LIBOR 2.750% 8/21/25 BB 1,222,085
Road & Rail - 2.1% (1.3% of Total Investments)
1,213 First Student Bidco Inc, Term
Loan B
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,144,258
451 First Student Bidco Inc, Term
Loan C
6.642% 3-Month LIBOR 3.000% 7/21/28 BB+ 425,379
2,437 Genesee & Wyoming Inc.
(New), Term Loan
5.674% 3-Month LIBOR 2.000% 12/30/26 BB+ 2,410,590

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Road & Rail (continued)
$ 1,312 Hertz Corporation, (The),
Term Loan B
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ $ 1,267,850
251 Hertz Corporation, (The),
Term Loan C
7.004% 1-Month LIBOR 3.250% 6/30/28 BB+ 242,633
552 Uber Technologies, Inc., Term
Loan B
6.570% 3-Month LIBOR 3.500% 2/25/27 Ba3 549,687
2,868 Uber Technologies, Inc., Term
Loan B, First Lien
6.570% 3-Month LIBOR 3.500% 4/04/25 Ba3 2,848,175
2,166 XPO Logistics, Inc., Term
Loan B
4.936% 1-Month LIBOR 1.750% 2/24/25 Baa3 2,137,307
11,250 Total Road & Rail 11,025,879
Semiconductors & Semiconductor Equipment - 0.7% (0.4% of Total Investments)
757 Bright Bidco B.V., Term Loan 10.903% CME Term
SOFR 3 Month
8.000% 2/28/23 Ba1 765,273
6,468 Bright Bidco B.V., Term Loan
B(5)
0.000% N/A 0.000% 6/30/24 D 2,180,168
733 Entegris, Inc., Term Loan B 6.163% SOFR30A + 3
Month LIBOR
3.000% 7/06/29 Baa3 730,651
7,958 Total Semiconductors & Semiconductor Equipment 3,676,092
Software - 15.6% (9.6% of Total Investments)
922 Apttus Corporation, Term
Loan
8.665% 3-Month LIBOR 4.250% 5/06/28 BB 850,674
1,278 Avaya, Inc., Term Loan 13.376% SOFR30A 10.000% 12/15/27 Caa2 809,933
3,589 Banff Merger Sub Inc, Term
Loan
7.504% 1-Month LIBOR 3.750% 10/02/25 B2 3,457,442
816 Camelot U.S. Acquisition LLC,
Term Loan B
6.754% 1-Month LIBOR 3.000% 10/31/26 B1 804,051
660 CCC Intelligent Solutions Inc.,
Term Loan B
6.004% 1-Month LIBOR 2.250% 9/21/28 B+ 647,914
2,740 CDK Global, Inc., Term Loan
B
8.112% SOFR90A 4.500% 6/09/29 B+ 2,688,625
2,166 Ceridian HCM Holding Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/30/25 B+ 2,099,827
3,000 DTI Holdco, Inc., Term Loan 8.844% SOFR90A 4.750% 4/21/29 B2 2,781,000
455 Dynatrace LLC, Term Loan,
First Lien
6.004% 1-Month LIBOR 2.250% 8/23/25 BB+ 452,457
7,320 Epicor Software Corporation,
Term Loan
7.004% 1-Month LIBOR 3.250% 7/31/27 B2 6,985,176
5,223 Finastra USA, Inc., Term Loan,
First Lien
6.871% 3-Month LIBOR 3.500% 6/13/24 B+ 4,742,562
4,574 Greeneden U.S. Holdings II,
LLC, Term Loan B4
7.754% 1-Month LIBOR 4.000% 12/01/27 B2 4,469,793
671 Greenway Health, LLC, Term
Loan, First Lien
7.500% 1-Month LIBOR 3.750% 2/16/24 B- 581,848
5,472 Informatica LLC, Term Loan B 6.563% 1-Month LIBOR 2.750% 10/14/28 BB- 5,343,650
857 iQor US Inc., Second Out
Term Loan
11.254% 1-Month LIBOR 7.500% 11/19/25 CCC+ 670,881
2,069 MA FinanceCo., LLC, Term
Loan B
7.418% 3-Month LIBOR 4.250% 6/05/25 BB+ 2,064,693
2,809 McAfee, LLC, Term Loan B 6.870% SOFR30A 3.750% 2/03/29 BB+ 2,579,327
6,000 NortonLifeLock Inc., Term
Loan B
5.829% SOFR30A 2.000% 1/28/29 BBB- 5,867,520
1,662 Polaris Newco LLC, Term
Loan B
7.754% 1-Month LIBOR 4.000% 6/04/28 B2 1,522,856
492 Project Ruby Ultimate Parent
Corp., Term Loan
7.004% 1-Month LIBOR 3.250% 3/10/28 B 464,989
2,324 Proofpoint, Inc., Term Loan,
First Lien
6.320% 3-Month LIBOR 3.250% 8/31/28 BB- 2,216,938

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 632 RealPage, Inc, Term Loan,
First Lien
6.754% 1-Month LIBOR 3.000% 4/22/28 B+ $ 595,250
5,870 Seattle Spinco, Inc., Term
Loan B3
6.504% 1-Month LIBOR 2.750% 6/21/24 BB+ 5,822,793
4,689 Seattle Spinco, Inc., Term
Loan B5
7.591% SOFR30A 4.000% 1/14/27 BB+ 4,656,406
2,876 Sophia, L.P., Term Loan B 7.174% 3-Month LIBOR 3.500% 10/07/27 B2 2,772,679
1,206 SS&C European Holdings
Sarl, Term Loan B4
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,183,302
1,485 SS&C Technologies Inc., Term
Loan B3
5.504% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,457,636
327 SS&C Technologies Inc., Term
Loan B6
6.079% SOFR30A 2.250% 3/22/29 BB+ 321,895
493 SS&C Technologies Inc., Term
Loan B7
6.079% SOFR30A 2.250% 3/22/29 BB+ 485,021
1,916 Ultimate Software Group Inc
(The), Term Loan
6.998% 3-Month LIBOR 3.250% 5/03/26 B1 1,853,134
970 Ultimate Software Group Inc
(The), Term Loan B
7.504% 1-Month LIBOR 3.750% 5/03/26 B1 945,527
1,121 Vision Solutions, Inc., Term
Loan
8.358% 3-Month LIBOR 4.000% 5/28/28 B2 965,863
4,452 Zelis Healthcare Corporation,
Term Loan
7.254% 1-Month LIBOR 3.500% 9/30/26 B 4,397,281
3,071 ZoomInfo LLC, Term Loan B 6.754% 1-Month LIBOR 3.000% 2/01/26 BB+ 3,059,991
84,207 Total Software 80,618,934
Specialty Retail - 4.5% (2.8% of Total Investments)
1,182 Academy, Ltd., Term Loan 6.878% 1-Month LIBOR 3.750% 11/06/27 BB 1,168,153
1,833 Avis Budget Car Rental, LLC,
Term Loan B
5.510% 1-Month LIBOR 1.750% 8/06/27 BB+ 1,773,537
1,543 Avis Budget Car Rental, LLC,
Term Loan C
7.329% SOFR30A 3.500% 3/15/29 BB+ 1,532,074
508 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 493,495
2,283 Jo-Ann Stores, Inc., Term
Loan B1, (DD1)
9.077% 3-Month LIBOR 4.750% 6/30/28 B- 1,550,803
2,186 LBM Acquisition LLC, Term
Loan B
7.121% 6-Month LIBOR 3.750% 12/18/27 B+ 1,882,868
753 Les Schwab Tire Centers,
Term Loan B
6.580% 3-Month LIBOR 3.250% 11/02/27 B 733,072
9,292 PetSmart, Inc., Term Loan B 7.500% 1-Month LIBOR 3.750% 2/12/28 BB- 8,965,237
2,970 Restoration Hardware, Inc.,
Term Loan B
6.254% 1-Month LIBOR 2.500% 10/15/28 BB 2,785,489
531 SRS Distribution Inc., Term
Loan
7.329% CME Term
SOFR 1 Month
3.500% 6/04/28 B- 494,485
764 Staples, Inc., Term Loan 7.782% 3-Month LIBOR 5.000% 4/12/26 B 667,504
1,023 Wand NewCo 3, Inc., Term
Loan
6.754% 1-Month LIBOR 3.000% 2/05/26 B2 962,334
24,868 Total Specialty Retail 23,009,051
Technology Hardware, Storage & Peripherals - 0.1% (0.1% of Total Investments)
776 NCR Corporation, Term Loan 6.920% 3-Month LIBOR 2.500% 8/28/26 BB+ 746,900
Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
1,925 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 1,833,698
379 New Trojan Parent, Inc., Term
Loan, First Lien
6.784% 1-Month LIBOR 3.250% 1/06/28 B- 287,242
273 Samsonite International S.A.,
Term Loan B2
6.754% 1-Month LIBOR 3.000% 4/25/25 N/R 268,567
2,577 Total Textiles, Apparel & Luxury Goods 2,389,507

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Trading Companies & Distributors - 0.7% (0.4% of Total Investments)
$ 2,248 Core & Main LP, Term Loan B 6.756% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ $ 2,198,361
1,458 Resideo Funding Inc., Term
Loan
5.288% 3-Month LIBOR 2.250% 2/12/28 BBB- 1,438,674
3,706 Total Trading Companies & Distributors 3,637,035
Transportation Infrastructure - 0.8% (0.5% of Total Investments)
2,080 Brown Group Holding, LLC,
Term Loan B
6.254% 1-Month LIBOR 2.500% 4/22/28 B+ 2,026,136
1,050 Brown Group Holding, LLC,
Term Loan B2
7.419% SOFR30A 3.750% 6/09/29 B+ 1,042,125
1,340 KKR Apple Bidco, LLC, Term
Loan
6.504% 1-Month LIBOR 2.750% 9/23/28 B+ 1,302,071
4,470 Total Transportation Infrastructure 4,370,332
Wireless Telecommunication Services - 1.3% (0.8% of Total Investments)
1,185 GOGO Intermediate
Holdings LLC, Term Loan B
8.165% 3-Month LIBOR 3.750% 4/30/28 B+ 1,166,632
4,495 Intelsat Jackson Holdings
S.A., Term Loan B
7.445% SOFR180A 4.500% 1/27/29 BB- 4,343,184
990 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
7.145% SOFR30A 3.750% 6/02/28 B 968,000
6,670 Total Wireless Telecommunication Services 6,477,816
$ 747,864 Total Variable Rate Senior Loan Interests (cost $733,929,630) 685,207,844
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 108,428,459 CORPORATE BONDS - 21.0% (13.0% of Total Investments)
X 108,428,459
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 1,920 TransDigm Inc 4.625% 1/15/29 B- $ 1,634,938
Airlines - 0.5% (0.3% of Total Investments)
1,280 Delta Air Lines Inc 3.750% 10/28/29 Baa3 1,054,183
762 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 695,445
1,006 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 860,422
3,048 Total Airlines 2,610,050
Auto Components - 0.7% (0.4% of Total Investments)
2,740 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 2,452,300
1,200 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ 1,166,819
3,940 Total Auto Components 3,619,119
Chemicals - 0.2% (0.2% of Total Investments)
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,238,710
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,453 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 1,414,277
2,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 1,730,982
2,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,837,970
5,453 Total Commercial Services & Supplies 4,983,229
Communications Equipment - 1.6% (1.0% of Total Investments)
12,000 Avaya Inc, 144A 6.125% 9/15/28 Caa2 5,042,280
1,280 Commscope Inc, 144A 4.750% 9/01/29 B1 1,082,668
1,500 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 1,331,702

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Communications Equipment (continued)
$ 1,000 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ $ 809,610
15,780 Total Communications Equipment 8,266,260
Containers & Packaging - 0.1% (0.1% of Total Investments)
770 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 673,750
Diversified Telecommunication Services - 1.2% (0.7% of Total Investments)
845 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 739,375
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 779,015
1,278 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 999,396
3,905 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 3,591,921
7,028 Total Diversified Telecommunication Services 6,109,707
Electric Utilities - 0.4% (0.3% of Total Investments)
4,250 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 5,312
1,360 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 1,191,171
970 PG&E Corp 5.000% 7/01/28 BB 874,256
6,580 Total Electric Utilities 2,070,739
Electronic Equipment, Instruments & Components - 0.4% (0.3% of Total Investments)
2,557 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 2,204,645
Energy Equipment & Services - 0.2% (0.1% of Total Investments)
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 942,500
Entertainment - 1.0% (0.6% of Total Investments)
6,257 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 3,316,210
2,625 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
5.375% 8/15/26 CCC+ 525,000
3,950 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A
6.625% 8/15/27 CCC- 192,562
1,500 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 1,138,485
14,332 Total Entertainment 5,172,257
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
1,280 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 1,045,760
Health Care Providers & Services - 1.7% (1.1% of Total Investments)
165 HCA Inc 5.375% 2/01/25 BBB- 162,917
5,350 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 4,218,352
3,805 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 2,430,862
762 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 720,090
1,365 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 1,302,647
171 Tenet Healthcare Corp 4.625% 7/15/24 BB- 166,725
11,618 Total Health Care Providers & Services 9,001,593
Hotels, Restaurants & Leisure - 1.1% (0.7% of Total Investments)
764 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 639,850
3,896 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 3,180,110
1,006 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 981,587
762 Life Time Inc, 144A 5.750% 1/15/26 B 708,660
6,428 Total Hotels, Restaurants & Leisure 5,510,207

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
$ 2,492 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R $ 2,556,679
1,200 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 1,079,639
3,692 Total Independent Power Producers & Energy Traders 3,636,318
Insurance - 0.1% (0.0% of Total Investments)
395 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 355,547
Interactive Media & Services - 0.4% (0.2% of Total Investments)
2,796 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B1 1,846,374
Internet Software & Services - 0.5% (0.3% of Total Investments)
6,127 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 2,579,099
IT Services - 0.2% (0.2% of Total Investments)
1,490 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,209,984
Media - 2.7% (1.7% of Total Investments)
1,250 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 1,020,062
5,324 CSC Holdings LLC, 144A 3.375% 2/15/31 BB- 3,859,900
1,481 iHeartCommunications Inc 8.375% 5/01/27 B- 1,330,751
3,080 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 2,803,324
7 iHeartCommunications Inc 6.375% 5/01/26 BB- 6,599
319 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 268,758
1,751 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,541,756
3,813 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,039,304
17,025 Total Media 13,870,454
Metals & Mining - 0.2% (0.1% of Total Investments)
1,220 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 1,134,390
Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
1,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 946,444
4,200 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 4,203,885
1,480 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,457,282
900 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 897,300
762 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 716,280
762 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 727,443
3,970 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 3,591,415
350 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 Caa1 341,250
350 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 Caa1 255,098
350 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 Caa1 273,000
2,625 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB- 2,385,469
242 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 239,430
16,991 Total Oil, Gas & Consumable Fuels 16,034,296
Pharmaceuticals - 0.1% (0.0% of Total Investments)
831 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A (5) 6.000% 6/30/28 N/R 37,395
329 Par Pharmaceutical Inc, 144A (5) 7.500% 4/01/27 N/R 251,492
1,160 Total Pharmaceuticals 288,887

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Software - 0.2% (0.1% of Total Investments)
$ 1,200 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ $ 992,488
Specialty Retail - 1.6% (1.0% of Total Investments)
950 Hertz Corp, 144A 5.000% 12/01/29 B+ 752,542
6,080 Hertz Corp, 144A 4.625% 12/01/26 B+ 5,183,200
2,565 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 1,429,987
750 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB- 684,668
300 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B3 281,688
10,645 Total Specialty Retail 8,332,085
Wireless Telecommunication Services - 0.6% (0.4% of Total Investments)
3,855 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 3,065,073
$ 149,755 Total Corporate Bonds (cost $126,520,164) 108,428,459
Shares Description (1) Value
X 23,136,644 COMMON STOCKS - 4.5% (2.7% of Total Investments)
X 23,136,644
Banks - 0.0% (0.0% of Total Investments)
30,335 iQor US Inc (7) $ 121,340
Communications Equipment - 0.1% (0.1% of Total Investments)
24,553 Windstream Services PE LLC (7) 368,295
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,723 TNT Crane & Rigging Inc (7) 12,276
3,055 TNT Crane & Rigging Inc (7) 306
Total Construction & Engineering 12,582
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
18,448 Cengage Learning Holdings II Inc (7) 225,988
Diversified Telecommunication Services - 0.1% (0.0% of Total Investments)
18,781 Windstream Services PE LLC (7) 281,715
Energy Equipment & Services - 2.0% (1.2% of Total Investments)
79,375 Quarternorth Energy Holding Inc (7) 9,604,375
83,230 Transocean Ltd (7) 306,286
7,777 Vantage Drilling International (7) 136,098
Total Energy Equipment & Services 10,046,759
Entertainment - 0.0% (0.0% of Total Investments)
26,045 Metro-Goldwyn-Mayer Inc (7) 115,900
Health Care - 0.2% (0.1% of Total Investments)
71,755 Onex Carestream Finance LP (7) 1,040,447
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
68,990 Millennium Health LLC (7),(8) 10,280
64,762 Millennium Health LLC (7),(8) 3,173
Total Health Care Providers & Services 13,453
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
138,556 24 Hour Fitness Worldwide Inc (7) 83,134
291,314 24 Hour Fitness Worldwide Inc (7) 16,022
Total Hotels, Restaurants & Leisure 99,156

Shares Description (1) Value
Independent Power And Renewable Electricity Prod - 1.4% (0.9% of Total Investments)
91,757 Energy Harbor Corp (7),(9) $ 7,381,851
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
17,539 Catalina Marketing Corp (7) 3,069
Marine - 0.0% (0.0% of Total Investments)
860 ACBL HLDG CORP (7) 28,380
Media - 0.0% (0.0% of Total Investments)
8 Cumulus Media Inc, Class A (7) 59
1,973,746 Hibu plc (7) 9,053
Total Media 9,112
Multiline Retail - 0.0% (0.0% of Total Investments)
274 Belk Inc (7) 2,329
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
9,955 California Resources Corp 449,070
17,975 Chord Energy Corp 2,751,793
Total Oil, Gas & Consumable Fuels 3,200,863
Professional Services - 0.0% (0.0% of Total Investments)
103,578 Skillsoft Corp (7) 185,405
Total Common Stocks (cost $31,751,017) 23,136,644
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
11465608 ASSET-BACKED SECURITIES - 2.2% (1.4% of Total Investments)
X 11,465,608
$ 500 Battalion CLO XI Ltd (3-Month LIBOR reference rate +
6.850% spread), 144A 2017 11A (10)
8.034% 4/24/34 Ba3 $ 406,541
1,000 CIFC Funding 2019-I Ltd (3-Month LIBOR reference rate
+ 6.830% spread), 144A 2019 1A (10)
7.893% 4/20/32 Ba3 879,200
1,200 Dryden 50 Senior Loan Fund (3-Month LIBOR reference
rate + 6.260% spread), 144A 2017 50A (10)
10.339% 7/15/30 Ba3 1,008,324
2,000 Flatiron CLO 19 Ltd (3-Month LIBOR reference rate +
6.100% spread), 144A 2019 1A (10)
0.000% 11/16/34 BB- 1,672,896
1,250 Gilbert Park CLO Ltd (3-Month LIBOR reference rate +
6.400% spread), 144A 2017 1A (10)
10.479% 10/15/30 Ba3 1,058,326
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A 2014 9A (10)
10.075% 10/29/29 BB- 434,419
1,000 KKR CLO 30 Ltd (3-Month LIBOR reference rate +
6.400% spread), 144A Y 30A (10)
0.000% 10/17/31 Ba3 867,566
500 Magnetite XXVII Ltd (3-Month LIBOR reference rate +
6.000% spread), 144A 2020 27A (10)
10.243% 10/20/34 Ba3 439,246
600 Neuberger Berman Loan Advisers CLO 28 Ltd (3-Month
LIBOR reference rate + 5.600% spread), 144A 2018 28A
(10)
9.843% 4/20/30 BB- 499,380
1,500 Neuberger Berman Loan Advisers CLO 48 Ltd (TSFR3M
reference rate + 3.200% spread), 144A 2022 48A (10)
7.260% 4/25/36 BBB- 1,325,993
1,667 Rockford Tower CLO 2017-3 Ltd (3-Month LIBOR
reference rate + 5.750% spread), 144A 2017 3A (10)
6.813% 10/20/30 Ba3 1,320,432
1,700 TICP CLO I-2 LTD (3-Month LIBOR reference rate +
5.770% spread), 144A 2018 IA (10)
6.984% 4/26/28 B1 1,553,285
$ 13,417 Total Asset-Backed Securities (cost $13,078,984) 11,465,608

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Shares Description (1) Value
X 5,035,414 WARRANTS - 1.0% (0.6% of Total Investments)
X 5,035,414
Energy Equipment & Services - 0.9% (0.6% of Total Investments)
35,665 Quarternorth Energy Holding Inc $ 4,315,465
50,519 Quarternorth Energy Holding Inc 252,595
26,231 Quarternorth Energy Holding Inc 209,848
Total Energy Equipment & Services 4,777,908
Entertainment - 0.0% (0.0% of Total Investments)
224,650 Cineworld Warrant –
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
23,022 American Commercial Barge Line LLC 11,511
Marine - 0.1% (0.0% of Total Investments)
904 ACBL HLDG CORP 29,832
3,363 ACBL HLDG CORP 83,235
2,558 ACBL HLDG CORP 115,110
30,267 American Commercial Barge Line LLC 11,350
Total Marine 239,527
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
439 California Resources Corp 6,234
Software - 0.0% (0.0% of Total Investments)
21,002 Avaya Holdings Corp 231
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
3 Intelsat SA/Luxembourg 3
Total Warrants (cost $2,903,491) 5,035,414
Shares Description (1) Coupon Ratings (4) Value
248,461 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.0% of Total Investments)
X 248,461
Communications Equipment - 0.0% (0.0% of Total Investments)
21,483 Riverbed technology inc 0.000% N/R $ 5,371
Marine - 0.1% (0.0% of Total Investments)
3,200 ACBL HLDG CORP 0.000% N/R 79,200
3,642 ACBL HLDG CORP 0.000% N/R 163,890
Total Marine 243,090
Total Convertible Preferred Securities (cost $568,614) 248,461
Total Long-Term Investments (cost $908,751,900) 833,522,430
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  0.5% (0.3% of Total Investments)
2,417,269 INVESTMENT COMPANIES - 0.5% (0.3% of Total Investments)
X 2,417,269
2,417,269 BlackRock Liquidity Funds T-Fund Portfolio 2.908%(11) $ 2,417,269
Total Investment Companies (cost $2,417,269) 2,417,269
Total Short-Term Investments (cost $2,417,269) 2,417,269
Total Investments (cost $ 911,169,169 ) - 162 .2% 835,939,699
Borrowings - (43.7)% (12),(13) (225,400,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (19.3)%(14) (99,402,867)
Other Assets Less Liabilities -  0.8% 4,389,325
Net Assets Applicable to Common Shares - 100% $ 515,526,157

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 685,207,844 $ – $ 685,207,844
Corporate Bonds – 108,428,459 – 108,428,459
Common Stocks 3,692,613 19,430,578 13,453 23,136,644
Asset-Backed Securities – 11,465,608 – 11,465,608
Warrants 6,234 5,029,180 – 5,035,414
Convertible Preferred Securities – 248,461 – 248,461
Short-Term Investments:
Investment Companies 2,417,269 – – 2,417,269
Total
$ 6,116,116 $ 829,810,130 $ 13,453 $ 835,939,699
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(10) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 27.0%.
(13) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JFR
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.